Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	$ 2,193	$ 1,424
Other account payable [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	1,122	997
Trade payable [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost:	$ 1,071	$ 427